Equity Plans And Related Equity Activity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended													1 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Oct. 25, 2010	Dec. 30, 2012 Non Employee Board Of Directors One [Member]	Dec. 30, 2012 Non Employee Board Of Directors Two [Member]	Dec. 30, 2012 Non Employee Board Of Directors Three [Member]	Dec. 30, 2012 Non Employee Board Of Directors Four [Member]	Dec. 30, 2012 Restricted Stock Units (RSUs) [Member]	Jan. 01, 2012 Restricted Stock Units (RSUs) [Member]	Jan. 02, 2011 Restricted Stock Units (RSUs) [Member]	Jan. 03, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 30, 2012 Restricted Stock Units (RSUs) [Member] Minimum [Member]	Dec. 30, 2012 Restricted Stock Units (RSUs) [Member] Maximum [Member]	Dec. 30, 2012 Restricted Stock [Member]	Jan. 01, 2012 Restricted Stock [Member]	Jan. 02, 2011 Restricted Stock [Member]	Jun. 30, 2012 Non Qualified Option [Member] Chief Executive Officer [Member]	Jun. 30, 2012 Time Based Non Qualified Option [Member] Chief Executive Officer [Member]	Jun. 30, 2012 Performance Based Non Qualified Option [Member]	Jun. 30, 2012 Performance Based Non Qualified Option [Member] Chief Executive Officer [Member]	Dec. 30, 2012 One Thousand Nine Hundred Ninety Nine Stock Plan [Member]	Dec. 31, 2012 One Thousand Nine Hundred Ninety Nine Stock Plan [Member]	Dec. 30, 2012 2004 Equity Incentive Plan	Jun. 30, 2011 2004 Equity Incentive Plan	Aug. 31, 2009 2004 Equity Incentive Plan	Dec. 30, 2012 2004 Equity Incentive Plan Non Employee Director [Member]	Dec. 30, 2012 2004 Equity Incentive Plan Restricted Stock Units (RSUs) [Member]	Dec. 30, 2012 2004 Equity Incentive Plan Restricted Stock [Member] Non Employee Board Of Directors [Member]	Dec. 30, 2012 Two Thousand Four Employee Sock Purchase Plan [Member] H	Dec. 30, 2012 Doradus Two Thousand Four Amended And Restated Stock Option Plan [Member]	Jan. 02, 2011 Common Stock
Equity Plans and Related Equity Activity (Textual) [Abstract]
Public offerings of common stock and warrants or any combination	150,000,000	150,000,000		30,000,000
Number of common stock sold, share																																12,815,000
Net proceeds from selling of common stock			$ 12.5
Underwriting discount and offering expenses			1.0
Common Stock Reserved	26,100,000
Period of stock plan terminated																						10 years		7 years							10 years
Number of shares available for future issuance																		2,100,000	1,500,000		600,000	0									100,000
Options outstanding	17,139,000	12,498,000																					32,000	17,100,000							0
Vesting period of share based awards													1 year	4 years	3 years			7 years	4 years	1 year								4 years
Options vesting on the first anniversary of the date of grant																								25.00%			33.00%				25.00%
Options vesting each quarter thereafter																								6.25%			8.30%				8.30%
Initial option to purchase																								45,000
Deferred compensation arrangement to individual with one year of service options granted																											10,000
Deferred compensation arrangement to individual with two years of service options granted																											15,000
Deferred compensation arrangement to individual with three years of service options granted																											20,000
Deferred compensation arrangement to individual with four or more years of service options granted																											25,000
Period for purchase share by non-employee Directors					1 year	2 years	3 years	4 years
Percentage of stock options vested monthly from date of grant																								8.30%
Restricted stock fully vested on the date of grant									54,000																				9,000
Additional shares as percentage of outstanding shares authorized under condition one																								4.40%						2.50%
Number of additional shares authorized under condition two																								3,000,000						1,500,000
Number of additional shares authorized as determined by board under condition three																								An amount determined by the Board of the Directors
Number of additional shares reserved for future issuance																									4,000,000	5,500,000
Shares available for grant																								6,300,000						2,500,000
Number of hour work by employee in per week																														20
Specific condition to participate in purchase plan																														All of the Company's employees, with the exception of employees located in China, are eligible to participate if they are employed by Ikanos or any participating subsidiary for at least 20 hours per week.
Offering periods																														24 months
Offering period in specified phases																														Four 6-month purchase periods
Conversion of each unvested option to acquire shares of Ikanos common stock																															0.079365
Nonqualified stock option, exercise price	$ 1.00																	$ 0.89
Percentage of share vested																			25.00%
Vesting commencement																			12 months
Shares subject to option																			6.25%
Vesting share																					300,000
Vesting share, remaining																					300,000
Consecutive trading days																					20 days
Consecutive trading days, remaining vesting shares																					20 days
Closing stock price																					$ 2.50
Closing stock price for remaining vesting shares																					$ 3.50
Stock-based compensation expense	2.9	3.2	3.4
Total unrecognized stock-based compensation expense related to unvested share-based compensation arrangements	9.5
Weighted-average period of unrecognized stock-based compensation expense	3 years
Weighted average grant date fair value of options granted	$ 0.46	$ 0.64	$ 0.85
Weighted average grant date fair value per restricted stock units granted									$ 1.39	$ 0.00	$ 2.54
Fair values of restricted stock units vested									0.1	0.1	0.9				0.3	0.4	0.3
Tax related withholdings of restricted stock units									0			1.1
Cash received from option exercises and ESPP contributions under all share-based payment arrangements	0.6	0.8	1.2
Tax benefits from tax deductions to share-based awards	$ 0	$ 0	$ 0